Segments (Schedule of Net Sales by Products from External Customers) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,540,868	5,967,756	4,952,236
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,536,094	3,733,716	2,668,706
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,301,778	2,049,907	1,633,203
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,939,240	2,208,866	1,606,615
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,738,381	3,431,490	2,831,209
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,909,095	2,128,391	1,814,329
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 463,817	$ 503,438	$ 338,329